ACCRUED STOCK PAYABLE (Details) - shares	1 Months Ended	9 Months Ended
	Oct. 31, 2017	Sep. 30, 2017
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Other		175,000
Subsequent Event [Member]
ACCRUED STOCK PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Other	175,000